Portfolio of Investments
Columbia Maryland Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 95.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.4%
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	570,110
Hospital 14.9%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	850,687
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	577,760
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	711,462
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,178,030
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,122,790
Series 2017B
07/01/2031	5.000%	1,000,000	1,245,530
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	594,840
Total			6,281,099
Local Appropriation 5.2%
County of Prince George’s
Certificate of Participation
Suitland Public Infrastructure
Series 2019
10/01/2035	5.000%	500,000	636,710
University of Maryland Capital Region Health
Series 2018
10/01/2035	5.000%	750,000	970,935
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	593,915
Total			2,201,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 9.3%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	944,423
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2036	5.000%	500,000	664,920
Consolidated Water and Sewer
Series 2020
10/01/2037	5.000%	500,000	662,995
County of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement Bonds
Series 2020
03/01/2034	4.000%	500,000	631,870
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	1,000,000	1,038,610
Total			3,942,818
Multi-Family 8.1%
Howard County Housing Commission
Revenue Bonds
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	820,522
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	681,973
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	859,321
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,034,950
Total			3,396,766
Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.0%
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	5,000	5,017
Refunded / Escrowed 13.2%
Maryland Health & Higher Educational Facilities Authority
Prerefunded 05/15/23 Revenue Bonds
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,664,505
Prerefunded 07/01/22 Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2027	5.000%	1,000,000	1,067,590
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,750,320
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,000,000	1,080,160
Total			5,562,575
Retirement Communities 1.4%
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc. Facilities
Series 2016
01/01/2029	5.000%	500,000	580,650
Single Family 1.5%
Maryland Community Development Administration
Revenue Bonds
Series 2019C
03/01/2031	5.000%	500,000	649,835
Special Non Property Tax 6.0%
Maryland Stadium Authority
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,256,750
State of Maryland Department of Transportation
Revenue Bonds
Series 2019
10/01/2032	4.000%	500,000	603,945
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
10/01/2033	5.000%	500,000	684,865
Total			2,545,560
Special Property Tax 6.1%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	249,968
07/01/2024	5.000%	500,000	555,135
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	588,297
County of Frederick
Refunding Special Tax Bonds
Senior Series 2020A
07/01/2030	5.000%	500,000	659,210
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	541,920
Total			2,594,530
State Appropriated 6.5%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,000,000	2,116,700
Maryland Stadium Authority
Revenue Bonds
Series 2019C
12/15/2037	4.000%	500,000	608,040
Total			2,724,740
State General Obligation 4.5%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	605,465
State & Local Facilities Loan
Series 2018
08/01/2028	5.000%	500,000	664,770
Series 2020A
03/15/2035	4.000%	500,000	628,775
Total			1,899,010

2	Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 6.0%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,264,880
Revenue Bonds
Series 2018
07/01/2036	5.000%	500,000	617,230
Series 2020A
07/15/2038	5.000%	500,000	662,920
Total			2,545,030
Turnpike / Bridge / Toll Road 1.6%
Maryland State Transportation Authority
Revenue Bonds
Transportation FACS Projects
Series 2020
07/01/2038	5.000%	500,000	668,110
Water & Sewer 9.3%
City of Baltimore
Refunding Revenue Bonds
Water Projects
Subordinated Series 2019C
07/01/2035	4.000%	500,000	609,645
Revenue Bonds
Water Project
Series 2020A
07/01/2036	5.000%	150,000	202,307
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,161,410
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,236,680
Washington Suburban Sanitary Commission
Revenue Bonds
Series 2020
12/01/2030	5.000%	500,000	702,375
Total			3,912,417
Total Municipal Bonds (Cost $37,197,210)			40,079,827

Money Market Funds 2.1%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(a)	911,862	911,862
Total Money Market Funds (Cost $911,862)		911,862
Total Investments in Securities (Cost: $38,109,072)		40,991,689
Other Assets & Liabilities, Net		1,207,878
Net Assets		42,199,567

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective January 11, 2021, the Fund was closed to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about May 7, 2021, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT190_04_K01_(03/21)